QB2 Advances from SMM/SC	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
QB2 Advances from SMM/SC	Debt

($ in millions)	December 31, 2020			December 31, 2019
	Face Value (US$)	Carrying Value (CAD$)	Fair Value (CAD$)	Face Value (US$)	Carrying Value (CAD$)	Fair Value (CAD$)
4.5% notes due January 2021 (b)	$—	$—	$—	$117	$152	$155
4.75% notes due January 2022 (b)	150	190	195	202	262	273
3.75% notes due February 2023 (b)	108	139	144	220	289	298
3.9% notes due July 2030 (a)	550	690	781	—	—	—
6.125% notes due October 2035	609	764	1,005	609	779	932
6.0% notes due August 2040	490	622	782	490	634	712
6.25% notes due July 2041	795	1,001	1,309	795	1,021	1,187
5.2% notes due March 2042	399	502	596	399	512	537
5.4% notes due February 2043	377	475	571	377	484	520
	3,478	4,383	5,383	3,209	4,133	4,614
QB2 project financing facility (c)	1,147	1,423	1,459	—	—	—
Revolving credit facilities (d)	262	334	334	—	—	—
Antamina credit facilities (e)	90	115	115	23	29	29
	$4,977	$6,255	$7,291	$3,232	$4,162	$4,643
Less current portion of debt	(90)	(115)	(115)	(23)	(29)	(29)
	$4,887	$6,140	$7,176	$3,209	$4,133	$4,614

The fair values of debt are determined using market values, if available, and discounted cash flows based on our cost of borrowing where market values are not available. The latter are considered Level 2 fair value measurements with significant other observable inputs on the fair value hierarchy (Note 31).

a) Notes Issued

During the year ended December 31, 2020, we issued US$550 million principal amount of senior unsecured notes due July 2030 (2030 Notes). The 2030 Notes have a coupon of 3.9% per annum and an effective interest rate, after taking into account issuance costs, of 4.08%. These notes were issued at 99.513% of face value.

Prior to April 15, 2030, the 2030 Notes can be redeemed, in whole or in part, at a redemption price equal to the greater of (i) 100% of the principal amount and (ii) a make-whole amount, plus in each case, accrued and unpaid interest to the redemption date. On or after April 15, 2030, the 2030 Notes are redeemable at a price equal to 100% of the principal amount plus accrued and unpaid interest to the redemption date.

Net proceeds from this issuance, after underwriting and issuance costs, were US$542 million. The net proceeds and available cash were used to finance the note tender offer described below in Note 19(b) and to reduce amounts outstanding on our US$4.0 billion revolving credit facility.

In October 2020, we executed an exchange offer for the 2030 Notes that allowed the holders to exchange their unregistered notes for publicly registered notes. There was no change in the aggregate principal amount of the 2030 Notes as a result of the exchange offer.

b) Notes Purchased or Redeemed

All of our outstanding notes are redeemable at any time by repaying the greater of the principal amount and the present value of the sum of the remaining scheduled principal and interest amounts discounted at a comparable treasury yield plus a stipulated spread, plus, in each case, accrued interest to, but not including, the date of redemption. In addition, all of our outstanding notes, except for notes due October 2035, are callable at 100% (plus accrued interest to, but not including, the date of redemption) within three to six months of maturity.
During the year ended December 31, 2020, we purchased US$268 million aggregate principal amount of our outstanding notes pursuant to cash tender offers and a private purchase, the latter of which had a US$13 million principal amount (2020 Tender Offer). The purchased notes comprised US$104 million of 4.5% notes due 2021, US$52 million of 4.75% notes due 2022 and US$112 million of 3.75% notes due 2023. The total cost of the purchases, including the premium for the purchase, was US$276 million. We recorded a pre-tax expense of $11 million in non-operating income (expense) (Note 11) in connection with the 2020 Tender Offer.

During the year ended December 31, 2020, we redeemed all of the outstanding 4.5% notes due 2021 that were not purchased as a part of the 2020 Tender Offer. The total cost of the redemption, including the premium, was US$13 million.

During the year ended December 31, 2019, we redeemed all of the US$600 million principal amount of our outstanding 8.5% notes due in June 2024. The total cost of the redemption, which was funded from cash on hand, including the premiums, was US$638 million. We recorded a pre-tax expense of $224 million in non-operating income (expense) (Note 11) in connection with this redemption, of which $174 million was non-cash, relating to the derecognition of the embedded prepayment option derivative.

c) QB2 Project Financing Facility

As at December 31, 2020, US$1.15 billion was outstanding under the US$2.5 billion limited recourse QB2 project financing facility. Amounts drawn under the facility bear interest at the London Interbank Offered Rate (LIBOR) plus applicable margins that vary over time, and will be repaid in 17 semi-annual instalments starting the earlier of six months after project completion or June 2023. The facility is guaranteed pre-completion on a several basis by SMM/SC pro rata to the respective equity interests in the Series A shares of QBSA. The facility is secured by pledges of Teck’s and SMM/SC’s interests in QBSA and by security over QBSA’s assets, which consist primarily of QB2 project assets.

d) Revolving Facilities

As at December 31, 2020, we had two committed revolving facilities in amounts of US$4.0 billion and US$1.0 billion. Any amounts drawn under these facilities can be repaid at any time and are due in full at their maturities in November 2024 and June 2022, respectively. As at December 31, 2020, US$262 million was outstanding on our US$4.0 billion revolving credit facility and the US$1.0 billion facility was undrawn. Amounts outstanding under the facilities bear interest at LIBOR plus an applicable margin based on credit ratings. These facilities require that our total net debt-to-capitalization ratio, which was 0.24 to 1.0 at December 31, 2020, to not exceed 0.60 to 1.0 (Note 32). Neither facility has an earnings or cash flow-based financial covenant, a credit rating trigger or a general material adverse effect borrowing condition.

We maintain uncommitted bilateral credit facilities primarily for the issuance of letters of credit to support our future reclamation obligations. As at December 31, 2020, we were party to various uncommitted credit facilities providing for a total of $1.9 billion of capacity, and the aggregate outstanding letters of credit issued thereunder were $1.6 billion. In addition to the letters of credit outstanding under these uncommitted credit facilities, we also had stand-alone letters of credit of $459 million outstanding at December 31, 2020, which were not issued under a credit facility.

We also had $840 million in surety bonds outstanding at December 31, 2020 to support current and future reclamation obligations.

e) Antamina Credit Facilities

During the year ended December 31, 2020, the Antamina term loan agreement matured and Antamina entered into three new U.S. dollar credit facilities. Our 22.5% share of the three new facilities is US$90 million, all of which was outstanding at December 31, 2020. Amounts outstanding under these facilities bear interest of LIBOR plus applicable margins. The loans are non-recourse to us and the other Antamina owners, and all mature in 2021.
f) Scheduled Principal Payments

At December 31, 2020, the scheduled principal payments during the next five years and thereafter are as follows:

($ in millions)	US$	CAD$ Equivalent
2021	$90	$115
2022	150	190
2023	243	310
2024	397	505
2025	135	172
Thereafter	3,962	5,045
	$4,977	$6,337

g) Debt Continuity

($ in millions)	US$		CAD$ Equivalent
	2020	2019	2020	2019
As at January 1	$3,204	$3,798	$4,162	$5,181
Cash flows
Issuance of debt	1,802	—	2,426	—
Debt redemption or purchase	(315)	(638)	(426)	(835)
Scheduled debt repayments	(23)	—	(31)	—
Revolving credit facilities	262	—	363	—
Non-cash changes
Loss on debt redemption or purchase	8	38	11	50
Changes in foreign exchange rates	—	—	(216)	(244)
Finance fees and discount amortization	(29)	—	(39)	—
Other	4	6	5	10
As at December 31	$4,913	$3,204	$6,255	$4,162
QB2 Advances from SMM/SC
In conjunction with the subscription arrangement with SMM/SC, QBSA entered into a subordinated loan facility agreement with SMM/SC to advance QBSA up to US$1.3 billion. The advances are due to be repaid in full at maturity on January 15, 2038. Amounts outstanding under the facility bear interest at LIBOR plus an applicable margin.

($ in millions)	December 31, 2020			December 31, 2019
	Face Value (US$)	Carrying Value (CAD$)	Fair Value (CAD$)	Face Value (US$)	Carrying Value (CAD$)	Fair Value (CAD$)
QB2 Advances from SMM/SC	$739	$934	$941	$708	$912	$912

The fair value of the advances is determined using discounted cash flows based on our cost of borrowing. This is considered a Level 2 fair value measurement with significant observable inputs on the fair value hierarchy (Note 31).

The continuity for the advances is as follows:

($ in millions)	US$		CAD$ Equivalent
	2020	2019	2020	2019
As at January 1	$702	$—	$912	$—
Cash flows
Advances	31	708	41	946
Finance fees paid	—	(6)	—	(8)
Non-cash changes
Finance fee amortization	1	—	1	—
Changes in foreign exchange rates	—	—	(20)	(26)
As at December 31	$734	$702	$934	$912